Preferred stock and common stock (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 31, 2014	May. 31, 2014	Nov. 30, 2013	May. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Preferred stock and common stock (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares)					5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized (in Shares)					1,800,000,000	1,800,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001	$ 0.001
Stock Issued During Period Shares for Settlement of Liabilities (in Shares)					33,898,739	96,961,185
Stock Issued during Period, Shares Issued in Connection with Notes Payable (in Shares)					597,278
Stock Issued During Period Value for Settlement of Liablities						$ 422,674
Settlement Liabilities, Current					$ 193,020	334,711
Loss on Settlement of Liabilities or Conversions of Notes Payable					(404,258)	(87,963)
Gain on Settlement of Liabilities						30,241
General and Administrative Expense	$ 15,000				932,017	1,093,637
Selling and Marketing Expense					823,685	$ 549,552
Stock Issued During Period, Value, New Issues					$ 500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					17,100,000	219,200,000
Allocated Share-based Compensation Expense					$ 541,341	$ 244,137
Long Term Incentive Compensation Plan [Member]
Preferred stock and common stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum					10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)					357,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 0.0177	$ 0.0045
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					8 years 255 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 442,105
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					1,606,206
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					$ 1,208,868
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.49%	0.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					251.00%	236.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					6 years 109 days	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Terminated Sales Incentive Plan [Member]
Preferred stock and common stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					219,200,000
Stock Granted, Value, Share-based Compensation, Gross					$ 917,226
Common Stock [Member]
Preferred stock and common stock (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)					56,266,153	45,795,900
Stock Issued During Period, Shares, For Donation (in Shares)	937,500				937,500
Stock Issued During Period, Shares, Issued for Services (in Shares)					5,673,346	12,770,973
Stock Issued During Period Shares Issued For Funding And Asset Purchase (in Shares)					60,100,000
Stock Issued During Period, Shares, New Issues (in Shares)					33,333,333
Stock Issued During Period, Value, New Issues					$ 33,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		1,913,333		1,913,333
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)				1,412,204	15,353,144
Warrant [Member]
Preferred stock and common stock (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.014
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					368,600,000
3 Years Warrant [Member]
Preferred stock and common stock (Details) [Line Items]
Warrant Issued to Purchase Stock (in Shares)					11,666,666	6,922,078
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.032	$ 0.015
Series B Preferred Stock [Member]
Preferred stock and common stock (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares)			2,000,000			1,000,000
Preferred Stock, Dividend Rate, Percentage					6.00%
Convertible Preferred Stock, Conversion Rate					130.00%
Conversion of Stock, Shares Converted (in Shares)					286,700	193,000
Dividends, Preferred Stock, Stock					$ 55,577	$ 6,379
Series B Preferred Stock [Member] | Common Stock [Member]
Preferred stock and common stock (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)					56,266,153	44,288,136
Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock and common stock (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares)					2,000,000	2,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001	$ 0.001
Preferred Stock, Shares Issued (in Shares)					1,314,988	286,700
Preferred Stock, Shares Outstanding (in Shares)					1,314,988	286,700
General and Administrative Expense [Member]
Preferred stock and common stock (Details) [Line Items]
Allocated Share-based Compensation Expense					$ 230,226
Selling and Marketing Expense [Member]
Preferred stock and common stock (Details) [Line Items]
Allocated Share-based Compensation Expense					163,172
Research and Development Expense [Member]
Preferred stock and common stock (Details) [Line Items]
Allocated Share-based Compensation Expense					$ 147,943
Restricted Stock [Member] | Common Stock [Member]
Preferred stock and common stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					33,333,333	101,850,764
Stock Issued During Period, Value, New Issues					$ 500,000	$ 338,000
Clark Dodge And Company [Member] | Bridge Loan [Member]
Preferred stock and common stock (Details) [Line Items]
Payments of Financing Costs					$ 10,000
Clark Dodge And Company [Member] | Bridge Loan [Member] | Common Stock [Member]
Preferred stock and common stock (Details) [Line Items]
Stock Issued during Period, Shares Issued in Connection with Notes Payable (in Shares)						1,538,462
Service Providers and Consultants [Member]
Preferred stock and common stock (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)					5,673,346	12,770,973
Stock Issued During Period, Value, Issued for Services					$ 115,750	$ 104,000
Prepaid Expense					28,645	16,750
Selling and Marketing Expense					$ 87,105	$ 87,750
Security Purchase Agreement [Member] | Series B Preferred Stock [Member]
Preferred stock and common stock (Details) [Line Items]
Preferred Stock, Shares Issued (in Shares)					1,314,988	59,000
Proceeds from Issuance of Convertible Preferred Stock					$ 1,314,998	$ 59,000
Security Purchase Agreement [Member] | Clean Tech Investors, LLC [Member]
Preferred stock and common stock (Details) [Line Items]
Stock Issued During Period Shares Issued For Funding And Asset Purchase (in Shares)			60,100,000
Stock Issued, Restricted Shares during Period,Value, Issued For Cash			$ 700,000
Stock Issued During Period, Value, Purchase of Assets			120,633
Equity, Fair Value Disclosure			313,000
Proceeds from Issuance of Private Placement			821,000
Other Ownership Interests, Contributed Capital			$ 508,000
Placement Agent Agreement [Member] | Carter Terry And Company [Member]
Preferred stock and common stock (Details) [Line Items]
Payments of Financing Costs					$ 72,000
Payments for Fees		$ 36,000
Placement Agent Agreement [Member] | Carter Terry And Company [Member] | Common Stock [Member]
Preferred stock and common stock (Details) [Line Items]
Stock Issued during Period, Shares Issued in Connection with Notes Payable (in Shares)		1,800,000